Tax provision - Deferred income tax liabilities (assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 602	$ 677
Deferred tax assets	(7)	(6)
Deferred tax liabilities	609	683
Net operating losses	95	83
Net operating losses, not yet recognized	30	32
Capital losses, not yet recognized	95	83
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	304	241
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	227	306
Net operating losses, not yet recognized	205	270
Property, Plant And Equipment And Intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	681	737
Reforestation And Decommissioning Obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(27)	(30)
Employee Benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(25)	(22)
Export Duty Deposits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	93	90
Tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(70)	(47)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(16)	(12)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (34)	$ (39)